Segment Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 99,275	$ 88,313	$ 85,405
China and Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	30,158	28,526	25,889
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	24,854	17,495	14,543
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,208	8,889	15,691
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,219	12,518	11,705
Asia Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,836	11,336	6,072
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,035	3,204	4,010
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,380	5,739	6,519
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 585	$ 606	$ 976